Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets of disposal groups
Cash and balances at central banks	£ 35,799	£ 2,567	£ 1,690
Loans and advances to banks	79,845	97,152
Loans and advances to customers	191,889	177,065
Derivatives	2,315	3,904
Property, plant and equipment	2,580	2,160
Settlement balances	3	1,693
Other assets	366	240
Total assets	340,843	316,476	302,430
Deposits by banks	53,847	20,045
Customer accounts	233,372	233,939
Derivatives	3,178	4,654
Debt securities in issue	396	301
Subordinated liabilities	5,755	7,295
Settlement balances	4	1,753
Short positions		4,591
Provisions for liabilities and charges	1,398	6,659
Total liabilities	324,476	300,476	£ 287,263
Discontinued Operations
Assets of disposal groups
Cash and balances at central banks		249
Loans and advances to banks	10,381	2,418
Loans and advances to customers	8,838	18,922
Debt securities and equity shares	4,062	2,953
Derivatives	3	94
Property, plant and equipment	168	67
Settlement balances	1,011
Other assets	63	273
Total assets	24,526	24,976
Deposits by banks	3,168	1,309
Customer accounts	13,976	16,113
Derivatives	2	126
Debt securities in issue		1,179
Subordinated liabilities	804	76
Settlement balances	1,532
Short positions	2,436
Provisions for liabilities and charges	1,722	202
Other liabilities	209	308
Total liabilities	£ 23,849	£ 19,313